STATEMENT OF FINANCIAL POSITION (USD $)	May 31, 2013	May 31, 2012
ASSETS
Cash	$ 23,400	$ 0
Other Current Assets	981,000	833,274
Total Current Assets	1,004,400	833,274
Property, Plant and Equipment	942,250	0
Total Property, Plant and Equipment	942,250	0
Rights - Oil and Gas Leases	536,250	0
Trademarks	0	20
Incorporation Costs	70	170
Total Legal and Contractual	536,320	190
Total Intangible Assets	536,320	190
Bonds	0	500
Total Other Long Term Assets	0	500
Total Other Assets	536,320	690
Total Assets	2,482,970	833,964
Accounts payable and accrued expenses	2,083,338	1,036,669
Loan payable	544,746	419,649
Convertibe Promisorry Notes, net of discount	393,818	0
Total Current Liabilities	3,021,901	1,456,318
Notes - 3 Years and Less	0	116,374
Notes - 3 Years and Less Related Party	0	9,436
Total Long Term Liabilities	0	125,810
Total Liabilities	3,021,901	1,582,128
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock, issued and outstanding	0	0
Paid in Capital at Par - Preferred Stock	0	0
Additional Paid in Capital - Preferred Stock	0	0
Common Stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares issued and outstanding	385,460,240	330,643,500
Paid in Capital at Par - Common Stock	38,546	33,064
Additional Paid in Capital - Common Stock	2,876,422	919,881
Deficit Accumulated During the Development Stage	(3,453,899)	(1,701,109)
Total Stockholders' Equity (Deficit)	(538,932)	(748,164)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,482,970	$ 833,964